6. Debt Settlement	33 Months Ended
Sep. 30, 2012
Debt Settlement
6.	Debt Settlement

During the year ended December 31, 2011, the company entered into debt settlement agreements with various parties. Debts settled with non-related parties are included in gain on settlement of debt which consists of a gain recorded for the interest accrued on a loan payable of $10,000 of $151, amounts for legal fees of $40,000 settled for $15,000 offset with a loss on settlement of debt of $599 from the settlement of a loan balance of $105,000 plus interest of $9,178 which was settled for $114,777 with a non-related party. Debts settled with related parties have been included in additional paid in capital and consist of $14,965 gain on settlement of debt to the former President and CEO of the Company for unpaid management fees of $24,965 settled for $10,000.  Included in additional paid in capital was an amount of $200,751 related to the gain on settlement of debt for settlement for the full balance of $200,600 plus accrued interest of $151 for a note payable to a non-related party which was forgiven to facilitate the Agreement with HOEL (note 5).